ELFUN DIVERSIFIED FUND

(ELDFX)

(the "Fund")

Supplement dated April 16, 2020 to the Summary Prospectus and Prospectus,

each dated April 30, 2019, as may be supplemented from time to time

•Effective immediately, the "Annual Total Returns" bar chart within the "Performance" section of the Prospectus and Summary Prospectus is deleted and replaced with the following:

Highest/Lowest quarterly results during this time period were:

Highest 11.59% (quarter ended June 30, 2009)

Lowest -11.95% (quarter ended September 30, 2011)

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

04152020SUPP1